Securities - Summary of Profit or Loss Recognized on FVOCI Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Total	$ 90	$ 9	$ 34
IFRS9 [member]
Disclosure of financial assets [line items]
Realized gains	91	30	40
Realized losses	(2)	(1)	(2)
(Provision for) reversal of credit losses on debt securities	2	(8)	(3)
Total	$ 91	$ 21	$ 35